                                GENERAL AMERICAN
                                CAPITAL COMPANY


                                 [WALL ST LOGO]


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2002



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                        (Not part of Semi-Annual Report)

Semi-Annual Reports dated June 30, 2002 of the underlying funds are incorporated herein by reference as the reports sent to contractowners of the General American Life Separate Account Two of General American Life Insurance Company pursuant to Rule 30d-2 of the Investment Company Act of 1940.

Incorporated by reference are the semi-annual reports for all series of General American Capital Company as filed on Form N-30D, CIK No. 0000805996, File No. 033-10145.

Incorporated by reference are the semi-annual reports for certain portfolios of Variable Insurance Products Fund (Fidelity) as filed on Form N-30D, CIK No. 0000356494, File No. 002-75010.

                            [GENERAL AMERICAN LOGO]
                           LIFE INSURANCE COMPANY(SM)
                              A METLIFE AFFILIATE


                                                                   GA02083-6-SAR